American Century Investments®
Quarterly Portfolio Holdings
Disciplined Growth Fund
September 30, 2019

Disciplined Growth - Schedule of Investments
SEPTEMBER 30, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.9%
Aerospace and Defense — 2.0%
Boeing Co. (The)	8,569	3,260,247
Hexcel Corp.	19,612	1,610,734
L3Harris Technologies, Inc.	20,417	4,259,803
Lockheed Martin Corp.	3,229	1,259,504
		10,390,288
Banks — 0.2%
Comerica, Inc.	18,323	1,209,135
Beverages — 2.2%
Coca-Cola Co. (The)	78,678	4,283,230
PepsiCo, Inc.	50,796	6,964,132
		11,247,362
Biotechnology — 4.3%
AbbVie, Inc.	73,960	5,600,251
Amgen, Inc.	29,573	5,722,671
Biogen, Inc.(1)	18,309	4,262,701
Celgene Corp.(1)	25,676	2,549,627
Incyte Corp.(1)	51,821	3,846,673
		21,981,923
Building Products — 0.8%
Masco Corp.	97,490	4,063,383
Capital Markets — 1.0%
MSCI, Inc.	18,205	3,964,139
Piper Jaffray Cos.	11,855	894,815
		4,858,954
Commercial Services and Supplies — 2.6%
Republic Services, Inc.	51,057	4,418,983
Tetra Tech, Inc.	45,205	3,921,986
Waste Management, Inc.	43,499	5,002,385
		13,343,354
Communications Equipment — 2.5%
Cisco Systems, Inc.	170,690	8,433,793
Motorola Solutions, Inc.	24,941	4,250,196
		12,683,989
Construction and Engineering — 0.7%
MasTec, Inc.(1)	53,077	3,446,290
Consumer Finance — 0.8%
American Express Co.	34,773	4,112,950
Containers and Packaging — 0.9%
Ball Corp.	61,077	4,447,016
Distributors — 0.4%
Core-Mark Holding Co., Inc.	59,022	1,895,491
Diversified Consumer Services — 0.7%
Bright Horizons Family Solutions, Inc.(1)	24,002	3,660,305

Electronic Equipment, Instruments and Components — 2.4%
CDW Corp.	46,460	5,725,730
Keysight Technologies, Inc.(1)	48,383	4,705,247
National Instruments Corp.	38,039	1,597,258
		12,028,235
Entertainment — 2.0%
Electronic Arts, Inc.(1)	52,268	5,112,856
Netflix, Inc.(1)	2,073	554,776
Take-Two Interactive Software, Inc.(1)	34,414	4,313,451
		9,981,083
Equity Real Estate Investment Trusts (REITs) — 2.2%
American Tower Corp.	30,685	6,785,374
SBA Communications Corp.	18,375	4,431,131
		11,216,505
Food and Staples Retailing — 1.0%
Costco Wholesale Corp.	5,134	1,479,157
Performance Food Group Co.(1)	73,489	3,381,229
		4,860,386
Food Products — 1.0%
Hershey Co. (The)	32,440	5,027,876
Health Care Equipment and Supplies — 2.0%
Hologic, Inc.(1)	82,990	4,190,165
Integer Holdings Corp.(1)	4,958	374,627
Stryker Corp.	26,788	5,794,244
		10,359,036
Health Care Providers and Services — 1.3%
Chemed Corp.	3,543	1,479,451
CorVel Corp.(1)	17,939	1,357,982
UnitedHealth Group, Inc.	18,313	3,979,781
		6,817,214
Health Care Technology — 1.0%
Veeva Systems, Inc., Class A(1)	31,479	4,806,528
Hotels, Restaurants and Leisure — 1.7%
Chipotle Mexican Grill, Inc.(1)	1,427	1,199,351
Starbucks Corp.	84,501	7,471,578
		8,670,929
Household Products — 1.4%
Colgate-Palmolive Co.	47,666	3,503,928
Procter & Gamble Co. (The)	30,106	3,744,584
		7,248,512
Insurance — 1.6%
Arch Capital Group Ltd.(1)	78,721	3,304,708
Progressive Corp. (The)	64,205	4,959,836
		8,264,544
Interactive Media and Services — 9.0%
Alphabet, Inc., Class A(1)	24,483	29,897,171
Facebook, Inc., Class A(1)	89,495	15,937,269
		45,834,440

Internet and Direct Marketing Retail — 6.6%
Amazon.com, Inc.(1)	16,707	29,001,848
eBay, Inc.	121,316	4,728,898
		33,730,746
IT Services — 9.7%
Accenture plc, Class A	7,997	1,538,223
Akamai Technologies, Inc.(1)	50,981	4,658,644
Booz Allen Hamilton Holding Corp.	53,938	3,830,677
EVERTEC, Inc.	102,291	3,193,525
Mastercard, Inc., Class A	44,838	12,176,655
PayPal Holdings, Inc.(1)	77,565	8,034,958
Visa, Inc., Class A	91,575	15,751,816
		49,184,498
Life Sciences Tools and Services — 1.0%
Illumina, Inc.(1)	1,156	351,678
Thermo Fisher Scientific, Inc.	16,857	4,909,939
		5,261,617
Pharmaceuticals — 3.9%
Jazz Pharmaceuticals plc(1)	28,140	3,605,860
Merck & Co., Inc.	123,012	10,355,150
Zoetis, Inc.	46,493	5,792,563
		19,753,573
Professional Services — 0.8%
CoStar Group, Inc.(1)	7,160	4,247,312
Semiconductors and Semiconductor Equipment — 2.3%
Broadcom, Inc.	20,685	5,710,508
Inphi Corp.(1)	39,759	2,427,287
Lattice Semiconductor Corp.(1)	111,284	2,034,828
Qorvo, Inc.(1)	19,668	1,458,185
		11,630,808
Software — 15.3%
Adobe, Inc.(1)	8,895	2,457,244
ANSYS, Inc.(1)	11,307	2,502,917
Aspen Technology, Inc.(1)	27,598	3,396,762
Atlassian Corp. plc, Class A(1)	18,940	2,375,834
Autodesk, Inc.(1)	2,387	352,560
Cadence Design Systems, Inc.(1)	65,171	4,306,500
Fair Isaac Corp.(1)	2,770	840,750
Intuit, Inc.	22,736	6,046,412
Manhattan Associates, Inc.(1)	10,820	872,849
Microsoft Corp.	285,272	39,661,366
Oracle Corp. (New York)	140,319	7,721,755
Proofpoint, Inc.(1)	13,362	1,724,366
salesforce.com, Inc.(1)	16,544	2,455,791
ServiceNow, Inc.(1)	12,084	3,067,523
		77,782,629
Specialty Retail — 2.7%
AutoZone, Inc.(1)	5,105	5,536,985
Home Depot, Inc. (The)	21,412	4,968,013

Murphy USA, Inc.(1)	39,984	3,410,635
		13,915,633
Technology Hardware, Storage and Peripherals — 7.8%
Apple, Inc.	175,963	39,410,433
Textiles, Apparel and Luxury Goods — 1.3%
NIKE, Inc., Class B	67,476	6,337,346
Thrifts and Mortgage Finance — 0.8%
Essent Group Ltd.	80,976	3,860,126
TOTAL COMMON STOCKS (Cost $340,713,169)		497,570,449
TEMPORARY CASH INVESTMENTS — 2.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 2.875%, 6/30/20 - 2/15/29, valued at $9,069,404), in a joint trading account at 1.80%, dated 9/30/19, due 10/1/19 (Delivery value $8,889,045)		8,888,600
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $1,497,150), at 0.85%, dated 9/30/19, due 10/1/19 (Delivery value $1,466,035)		1,466,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	6,457	6,457
TOTAL TEMPORARY CASH INVESTMENTS (Cost $10,361,057)		10,361,057
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $351,074,226)		507,931,506
OTHER ASSETS AND LIABILITIES†		190,360
TOTAL NET ASSETS — 100.0%		$508,121,866

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini	21	December 2019	$420	$3,263,610	$(53,418)
S&P 500 E-Mini	46	December 2019	$2,300	6,850,550	(55,236)
				$10,114,160	$(108,654)

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	497,570,449	—	—
Temporary Cash Investments	6,457	10,354,600	—
	497,576,906	10,354,600	—
Liabilities
Other Financial Instruments
Futures Contracts	108,654	—	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.